Summary of Significant Accounting Policies - Foreign Currency Remeasurement and Translation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Foreign currency translation gain	$ 4.4	$ 6.4	$ 3.4	$ 3.5